Terra Firma US Concentrated Realty Equity Fund

Schedule of Investments

	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.25%
Traveler Accommodation - 1.25%
Hilton Worldwide Holdings, Inc.	4,257	$363,207
TOTAL COMMON STOCKS (Cost $280,147)		363,207

REAL ESTATE INVESTMENT TRUSTS - 97.84%
Activities Related to Real Estate - 1.56%
Brixmor Property Group, Inc.	38,724	452,683

Lessors of Real Estate - 64.36%
American Homes 4 Rent	33,511	954,393
Apartment Investment and Management Co.	16,697	563,023
AvalonBay Communities, Inc.	5,066	756,556
Boston Properties, Inc.	9,333	749,440
Camden Property Trust	5,200	462,696
Corporate Office Properties Trust	12,300	291,756
Duke Realty Corp.	7,800	287,820
Equity LifeStyle Properties, Inc.	19,057	1,168,194
Essex Property Trust, Inc.	7,099	1,425,408
Federal Realty Investment Trust	4,026	295,670
Healthpeak Properties, Inc.	46,907	1,273,525
Hudson Pacific Properties, Inc.	12,180	267,107
iStar, Inc.	95,157	1,123,804
Pebblebrook Hotel Trust	40,453	506,876
Physicians Realty Trust	43,683	782,363
Prologis, Inc.	32,014	3,221,249
Public Storage	6,622	1,474,852
Retail Opportunity Investments Corp.	27,000	281,205
Simon Property Group, Inc.	13,531	875,185
STORE Capital Corp.	11,000	301,730
Sun Communities, Inc.	5,773	811,742
VICI Properties, Inc.	32,846	767,611
		18,642,205
Offices of Real Estate Agents and Brokers - 8.85%
Alexandria Real Estate Equities, Inc.	10,130	1,620,800
Invitation Homes, Inc.	33,634	941,416
		2,562,216
Other Financial Investment Activities - 2.75%
Americold Realty Trust	22,226	794,579

Other Professional, Scientific, and Technical Services - 1.92%
Extra Space Storage, Inc.	5,186	554,850

Other Telecommunications - 17.14%
American Tower Corp.	4,666	1,127,912
Crown Castle International Corp.	2,736	455,544
Equinix, Inc.	4,030	3,063,324
SBA Communications Corp.	1,000	318,480
		4,965,260
Traveler Accommodation - 1.26%
Sunstone Hotel Investors, Inc.	46,056	365,685
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $25,071,028)		28,337,478

SHORT-TERM INVESTMENTS - 0.84%
U.S. Bank Money Market Deposit Account, 0.500% (a)	243,059	243,059
TOTAL SHORT-TERM INVESTMENTS (Cost $243,059)		243,059

Total Investments (Cost $25,594,234) - 99.93%		28,943,744
Other Assets in Excess of Liabilities - 0.07%		20,421
TOTAL NET ASSETS - 100.00%		$28,964,165

Percentages are stated as a percent of net assets.

(a)	Seven day yield as of September 30, 2020

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange the Fund will use the price of the exchange, that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market”
means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the
Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value
(“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosuresregarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2020.

	Level 1	Level 2	Level 3	Total

Common Stocks	$363,207	$-	$-	$363,207
Real Estate Investment Trusts	28,337,478	-	-	28,337,478
Short-Term Investments	243,059	-	-	243,059
Total Investments in Securities	$28,943,744	$-	$-	$28,943,744

For further detail on each asset class, see Schedule of Investments.

The Fund measures Level 3 activity as of the end of the period. For the period ended September 30, 2020, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.